Note 4 - Discontinued Operation	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note 4 — Discontinued Operation

As discussed in Note 3, in August 2016, the Company reached a definitive agreement with Xuecheng Energy to reduce its ownership in the ZZ Joint Venture to approximately 9%. The definitive agreement took full effect in October 2016, when the government approved our transfer. The ZZ Joint Venture will be deconsolidated during the second quarter of fiscal 2017. In accordance with the accounting guidance, the Company has reported the operations of the ZZ Joint Venture as discontinued operations on the Company’s consolidated financial statements.

The following table provides the results of operations from ZZ Joint Venture, for the years ended June 30, 2016 and 2015.

	Year Ended June 30,
	2016	2015

Revenue:
Product sales and other –related parties	$4,753	$15,145
Related party consulting services	588	203
Total revenue from discontinued operations	5,341	15,348

Costs and Expenses:
Costs and sales and plant operating expenses	$7,002	$19,713
General and administrative expenses	286	614
Depreciation and amortization	652	1,368
Impairments	—	20,914
Total costs and expenses from discontinued operations	7,940	42,609

Operation loss from discontinued operations	(2,599)	(27,261)

Non-operating income (expenses):
Foreign currency gains (losses), net	(177)	12
Interest income	31	43
Interest expense	(439)	(372)
Net loss from discontinued operations	(3,184)	(27,578)
Less: net loss attributable to noncontrolling interests	(22)	(654)

Net loss from discontinued operation to SES stockholders	$(3,162)	$(26,924)
Net comprehensive loss from discontinued operation to SES stockholders	$(3,247)	$(26,784)

The carry value of the major categories of assets and liabilities of the ZZ Joint Venture on the Company’s balance sheet as of June 30, 2016 and 2015 were as follows:

	June 30, 2016	June 30, 2015
ASSETS
Current assets:
Cash and cash equivalents	$12	$888
Certificate of deposit- restricted	2,262	1,635
Prepaid expenses and other currents assets	329	137
Inventory	79	541
Total current assets of discontinued operation	2,682	3,201

Property, plant and equipment, net	8,948	10,229
Other long-term assets	1,032	1,377

Total assets of discontinued operations	12,662	14,807

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and accounts payable	1,698	1,793
Accrued expenses and accounts payable-related party	4,853	4,088
Line of credit	3,770	3,271
Short-term bank loan	3,016	3,271

Total Current liabilities of discontinued operations	$13,337	$12,423

The following table provides the major categories of cash flows from discontinued operations, our ZZ Joint Venture, for the years ended June 30, 2016 and 2015.

	Year Ended June 30,
	2016	2015

Cash flows from operating activities	(661)	(1,153)
Cash flows from investing activities	(792)	(1,980)
Cash flows from financing activities	770	3,255

There are no significant non cash transactions related to our discontinued operation for the years ended June 30, 2016 and 2015.